Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Note Receivable	Total Navios Partners' Capital	Noncontrolling interest
Balance at Dec. 31, 2014	$ 749,098	$ 5,023	$ 744,075		$ 749,098
Balance, Units at Dec. 31, 2014		1,578,763	77,359,163
Cash distribution paid	(132,306)	$ (4,362)	$ (127,944)		(132,306)
Proceeds from issuance of common units, net of offering costs (see Note 13), value	72,090		$ 72,090		72,090
Proceeds from issuance of common units, net of offering costs (see Note 13), units			5,720,547
Net proceeds from issuance of general partner units (see Note 13), value	1,528	$ 1,528			1,528
Net proceeds from issuance of general partner units (see Note 13), units		116,746
Net (loss)/ income	41,805	$ 1,980	$ 39,825		41,805
Balance at Dec. 31, 2015	732,215	$ 4,169	$ 728,046		732,215
Balance, Units at Dec. 31, 2015		1,695,509	83,079,710
Cash distribution paid					0
Equity compensation expense	93		$ 93		93
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), value	440		$ 440		440
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), units			244,201
Net proceeds from issuance of general partner units (see Note 13), value	10	$ 10			10
Net proceeds from issuance of general partner units (see Note 13), units		4,984
Net (loss)/ income	(52,549)	$ (1,051)	$ (51,498)		(52,549)
Balance at Dec. 31, 2016	680,209	$ 3,128	$ 677,081		680,209
Balance, Units at Dec. 31, 2016		1,700,493	83,323,911
Cash distribution paid					0
Formation of Navios Containers	17,323					$ 17,323
Issuance of restricted common units (see Note 13), value	1,904		$ 1,904		1,904
Issuance of restricted common units (see Note 13), units			2,040,000
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), value	98,175		$ 98,175		98,175
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), units			48,995,442
Net proceeds from issuance of general partner units (see Note 13), value	2,626	$ 2,626			2,626
Net proceeds from issuance of general partner units (see Note 13), units		1,308,415
Issuance of common units for transfer of Navios Europe I Loans (see Notes 12 & 18), value	(726)		$ 28,697	$ (29,423)	(726)
Issuance of common units for transfer of Navios Europe I Loans (see Notes 12 & 18), units			13,076,923
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value	612	$ 12	$ 600		612
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units		7,376	361,444
Net (loss)/ income	(14,851)	$ (302)	$ (14,788)		(15,090)	239
Navios Containers’ deconsolidation (see Note 3)	(17,562)					(17,562)
Balance at Dec. 31, 2017	$ 767,710	$ 5,464	$ 791,669	$ (29,423)	$ 767,710	$ 0
Balance, Units at Dec. 31, 2017		3,016,284	147,797,720